Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings/(Loss) attributable to owners of the Company [Line Items]
Income/(loss) for the year, attributable to the owners of the Company	$ (60,558)	$ 5,985	$ 421,144
Weighted Average number of ordinary shares [Line Items]
Effect of shares issued	1,911,560	514,406	237,090
Earnings Loss per Share [Line Items]
Basic earnings (loss) per share	$ (0.21)	$ 0.02	$ 1.49
Diluted earnings (loss) per share	$ (0.21)	$ 0.02	$ 1.44
Basic [Member]
Earnings/(Loss) attributable to owners of the Company [Line Items]
Income/(loss) for the year, attributable to the owners of the Company	$ (60,558)	$ 5,985	$ 421,144
Income/(loss) attributable to ordinary shareholders	$ (60,558)	$ 5,985	$ 421,144
Weighted Average number of ordinary shares [Line Items]
Issued ordinary shares at January 1,		285,885,025	285,370,619	282,493,867
Effect of shares issued	705,958	233,048	932,600
Effect of dilutive shares	0	0	0
Weighted average number of ordinary shareholders at December 31,	286,590,983	285,603,667	283,426,467
Earnings Loss per Share [Line Items]
Basic earnings (loss) per share	$ (0.21)	$ 0.02	$ 1.49
Diluted [Member]
Earnings/(Loss) attributable to owners of the Company [Line Items]
Income/(loss) for the year, attributable to the owners of the Company	$ (60,558)	$ 5,985	$ 421,144
Income/(loss) attributable to ordinary shareholders	$ (60,558)	$ 5,985	$ 421,144
Weighted Average number of ordinary shares [Line Items]
Issued ordinary shares at January 1,		285,885,025	285,370,619	282,493,867
Effect of shares issued	705,958	233,048	932,600
Effect of dilutive shares	0	7,252,246	8,355,866
Weighted average number of ordinary shareholders at December 31,	286,590,983	292,855,913	291,782,333
Earnings Loss per Share [Line Items]
Diluted earnings (loss) per share	$ (0.21)	$ 0.02	$ 1.44